Vanguard® Ultra-Short Bond ETF
Schedule of Investments (unaudited)
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (1.5%)
U.S. Government Securities (1.5%)
[1]	United States Treasury Note/Bond	1.250%	12/31/2026	31,798	30,850
	United States Treasury Note/Bond	1.500%	1/31/2027	11,380	11,058
[2]	United States Treasury Note/Bond	3.875%	3/31/2027	775	777
	United States Treasury Note/Bond	3.750%	4/30/2027	19,000	19,028
[2]	United States Treasury Note/Bond	4.125%	9/30/2027	28,500	28,773
Total U.S. Government and Agency Obligations (Cost $90,417)					90,486
Asset-Backed/Commercial Mortgage-Backed Securities (27.9%)
[3,4]	Alloya Auto Receivables Trust Class A3 Series 2025-1A	4.690%	12/26/2028	2,170	2,176
[3,4]	Alloya Auto Receivables Trust Class A4 Series 2025-1A	4.710%	1/25/2030	810	812
[4]	Ally Auto Receivables Trust Class A3 Series 2022-1	3.310%	11/15/2026	2	2
[4]	Ally Auto Receivables Trust Class A3 Series 2023-1	5.460%	5/15/2028	1,372	1,384
[4]	Ally Auto Receivables Trust Class A3 Series 2024-1	5.080%	12/15/2028	5,786	5,823
[4]	Ally Auto Receivables Trust Class A3 Series 2024-2	4.140%	7/16/2029	4,080	4,090
[3,4]	Ally Auto Receivables Trust Class B Series 2023-A	6.010%	1/17/2034	722	724
[3,4]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.681%	5/17/2032	547	556
[3,4]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.970%	9/15/2032	1,185	1,195
[3,4]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2025-A	4.452%	6/15/2033	5,270	5,281
[3,4]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-A	5.827%	5/17/2032	753	765
[3,4]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-B	5.117%	9/15/2032	842	850
[3,4]	Ally Bank Auto Credit-Linked Notes Class B Series 2025-A	4.648%	6/15/2033	1,784	1,790
[3,4]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-A	6.022%	5/17/2032	1,689	1,714
[3,4]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-B	5.215%	9/15/2032	1,783	1,792
[3,4]	Ally Bank Auto Credit-Linked Notes Class C Series 2025-A	4.844%	6/15/2033	2,528	2,535
[3,4]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-A	6.315%	5/17/2032	200	203
[3,4]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-B	5.410%	9/15/2032	441	443
[3,4]	Ally Bank Auto Credit-Linked Notes Class D Series 2025-A	4.991%	6/15/2033	1,180	1,184
[3,4]	American Heritage Auto Receivables Issuer Trust Class A3 Series 2025-1A	4.400%	11/15/2030	6,800	6,816
[3,4]	American Heritage Auto Receivables Trust Class A2 Series 2024-1A	4.830%	3/15/2028	4,003	4,012
[3,4]	American Heritage Auto Receivables Trust Class A3 Series 2024-1A	4.900%	9/17/2029	2,170	2,190
[4]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/2027	2,471	2,478
[4]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-2	5.810%	5/18/2028	3,779	3,807
[4]	AmeriCredit Automobile Receivables Trust Class A3 Series 2024-1	5.430%	1/18/2029	8,590	8,680
[3,4]	ARI Fleet Lease Trust Class A2 Series 2023-A	5.410%	2/17/2032	301	301
[3,4]	ARI Fleet Lease Trust Class A2 Series 2023-B	6.050%	7/15/2032	2,091	2,108
[3,4]	ARI Fleet Lease Trust Class A2 Series 2024-A	5.300%	11/15/2032	1,614	1,624
[3,4]	ARI Fleet Lease Trust Class A2 Series 2024-B	5.540%	4/15/2033	1,404	1,415
[3,4]	ARI Fleet Lease Trust Class A2 Series 2025-A	4.380%	1/17/2034	2,510	2,519
[3,4]	ARI Fleet Lease Trust Class A2 Series 2025-B	4.590%	3/15/2034	4,300	4,327
[3,4]	AutoNation Finance Trust Class A3 Series 2025-1A	4.620%	11/13/2029	4,870	4,917
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2020-2A	2.020%	2/20/2027	2,325	2,313
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2022-4A	4.770%	2/20/2029	3,590	3,634
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2022-5A	6.240%	4/20/2027	150	151
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/2027	480	485
[3,4]	Bank of America Auto Trust Class A3 Series 2023-1A	5.530%	2/15/2028	3,152	3,177
[3,4]	Bank of America Auto Trust Class A3 Series 2023-2A	5.740%	6/15/2028	4,283	4,330
[3,4,5]	Basswood Park CLO Ltd. Class AR Series 2021-1A	5.053%	4/20/2034	950	950
[3,4,5]	Basswood Park CLO Ltd. Class BR Series 2021-1A	5.523%	4/20/2034	1,270	1,268
[3,4]	Bayview Opportunity Master Fund VII Trust Class B Series 2024-SN1	5.670%	8/15/2028	1,350	1,361
[4]	Benchmark Mortgage Trust Class AAB Series 2019-B15	2.859%	12/15/2072	1,720	1,680
[4]	BMW Vehicle Lease Trust Class A3 Series 2023-2	5.990%	9/25/2026	596	597
[4]	BMW Vehicle Lease Trust Class A3 Series 2024-1	4.980%	3/25/2027	9,392	9,424
[4]	BMW Vehicle Lease Trust Class A3 Series 2025-1	4.430%	6/26/2028	8,100	8,162
[4]	BMW Vehicle Lease Trust Class A4 Series 2024-2	4.210%	2/25/2028	5,200	5,218
[4]	BMW Vehicle Lease Trust Class A4 Series 2025-1	4.490%	10/25/2028	7,210	7,289
[3,4]	BofA Auto Trust Class A3 Series 2024-1A	5.350%	11/15/2028	3,480	3,514
[4]	Bridgecrest Lending Auto Securitization Trust Class A3 Series 2025-3	4.660%	1/15/2029	5,860	5,879
[4]	Bridgecrest Lending Auto Securitization Trust Class C Series 2025-3	4.810%	5/15/2031	2,160	2,167
[4]	Capital One Multi-Asset Execution Trust Class A Series 2022-A3	4.950%	10/15/2027	1,500	1,501
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2024-1	4.660%	1/15/2030	1,170	1,187

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,5]	Capital Street Master Trust Class A Series 2024-1, SOFR30A + 1.350%	5.724%	10/16/2028	1,160	1,163
[3,4,5]	Capital Street Master Trust Class A Series 2025-1, SOFR30A + 1.100%	5.489%	8/16/2029	6,060	6,060
[4]	CarMax Auto Owner Trust Class A2A Series 2024-1	5.300%	3/15/2027	143	143
[4]	CarMax Auto Owner Trust Class A2A Series 2024-4	4.670%	12/15/2027	4,365	4,373
[4]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/2027	78	78
[4]	CarMax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/2028	3,846	3,864
[4]	CarMax Auto Owner Trust Class A3 Series 2025-3	4.350%	7/15/2030	7,410	7,471
[4]	CarMax Auto Owner Trust Class B Series 2023-1	4.980%	1/16/2029	860	871
[4]	Carvana Auto Receivables Trust Class A3 Series 2024-P4	4.640%	1/10/2030	3,230	3,251
[3,4]	CCG Receivables Trust Class A2 Series 2023-2	6.280%	4/14/2032	755	764
[3,4]	CCG Receivables Trust Class A2 Series 2024-1	4.990%	3/15/2032	4,517	4,558
[3,4]	CCG Receivables Trust Class A2 Series 2025-1	4.480%	10/14/2032	2,140	2,152
[3,4]	Chase Auto Credit Linked Notes Class B Series 2025-1	4.753%	2/25/2033	11,557	11,606
[3,4]	Chase Auto Credit Linked Notes Class C Series 2025-1	4.851%	2/25/2033	1,023	1,027
[3,4]	Chase Auto Credit Linked Notes Class D Series 2025-1	5.047%	2/25/2033	384	385
[3,4]	Chase Auto Owner Trust Class A3 Series 2024-1A	5.130%	5/25/2029	3,251	3,285
[3,4]	Chase Auto Owner Trust Class A3 Series 2025-1A	4.290%	6/25/2030	7,640	7,691
[3,4]	Chesapeake Funding II LLC Class A1 Series 2023-1A	5.650%	5/15/2035	965	971
[3,4]	Chesapeake Funding II LLC Class A1 Series 2023-2A	6.160%	10/15/2035	2,799	2,839
[3,4]	Chesapeake Funding II LLC Class A1 Series 2024-1A	5.520%	5/15/2036	1,831	1,854
[4]	Citigroup Commercial Mortgage Trust Class AAB Series 2019-GC41	2.720%	8/10/2056	649	632
[3,4]	Citizens Auto Receivables Trust Class A3 Series 2023-1	5.840%	1/18/2028	2,490	2,508
[3,4]	Citizens Auto Receivables Trust Class A3 Series 2023-2	5.830%	2/15/2028	5,491	5,534
[3,4]	Citizens Auto Receivables Trust Class A3 Series 2024-1	5.110%	4/17/2028	7,209	7,250
[3,4]	Citizens Auto Receivables Trust Class A3 Series 2024-2	5.330%	8/15/2028	8,460	8,528
[4]	CNH Equipment Trust Class A2 Series 2024-A	5.190%	7/15/2027	225	225
[4]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/2027	1,559	1,554
[3,4]	Crossroads Asset Trust Class A2 Series 2025-A	4.910%	2/20/2032	4,110	4,136
[3,4]	Dell Equipment Finance Trust Class A3 Series 2023-1	5.650%	9/22/2028	1,128	1,130
[3,4]	Dell Equipment Finance Trust Class A3 Series 2023-2	5.650%	1/22/2029	1,041	1,046
[3,4]	Dell Equipment Finance Trust Class A3 Series 2023-3	5.930%	4/23/2029	4,734	4,766
[3,4]	Dell Equipment Finance Trust Class A3 Series 2024-1	5.390%	3/22/2030	1,390	1,403
[3,4]	Dell Equipment Finance Trust Class A3 Series 2024-2	4.590%	8/22/2030	1,500	1,511
[3,4]	Dell Equipment Finance Trust Class A3 Series 2025-1	4.610%	2/24/2031	2,160	2,182
[3,4]	Dell Equipment Finance Trust Class B Series 2025-1	4.960%	2/24/2031	210	213
[3,4]	DLLAA LLC Class A2 Series 2025-1A	4.700%	10/20/2027	3,022	3,033
[3,4]	DLLAA LLC Class A3 Series 2025-1A	4.950%	9/20/2029	2,630	2,679
[3,4]	DLLAD LLC Class A2 Series 2024-1A	5.500%	8/20/2027	731	735
[3,4]	DLLAD LLC Class A2 Series 2025-1A	4.460%	11/20/2028	4,110	4,132
[3,4]	DLLST LLC Class A3 Series 2024-1A	5.050%	8/20/2027	2,658	2,670
[4]	Drive Auto Receivables Trust Class A3 Series 2024-1	5.350%	2/15/2028	2,462	2,464
[4]	Drive Auto Receivables Trust Class A3 Series 2024-2	4.500%	9/15/2028	7,400	7,410
[4]	Drive Auto Receivables Trust Class A3 Series 2025-1	4.730%	9/15/2032	21,860	22,016
[4]	Drive Auto Receivables Trust Class A3 Series 2025-2	4.140%	9/15/2032	9,760	9,760
[4]	Drive Auto Receivables Trust Class B Series 2024-1	5.310%	1/16/2029	4,060	4,080
[4]	Drive Auto Receivables Trust Class B Series 2024-2	4.520%	7/16/2029	4,620	4,635
[4]	Drive Auto Receivables Trust Class B Series 2025-1	4.790%	9/15/2032	8,350	8,413
[4]	Drive Auto Receivables Trust Class B Series 2025-2	4.140%	9/15/2032	2,640	2,635
[4]	Drive Auto Receivables Trust Class C Series 2025-2	4.390%	9/15/2032	7,320	7,304
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2023-1	5.510%	1/22/2029	1,063	1,066
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2023-2	5.560%	4/22/2030	1,523	1,533
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/2030	3,408	3,459
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/2030	1,293	1,304
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-2	5.740%	12/20/2026	1,604	1,612
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-3	5.310%	4/20/2027	1,037	1,043
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-4	4.690%	7/20/2027	2,293	2,301
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2025-1	4.650%	10/20/2027	1,930	1,939
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2025-2	4.510%	2/22/2028	7,680	7,720
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2025-3	4.500%	4/20/2028	5,960	5,992
[3,4]	Enterprise Fleet Financing LLC Class A3 Series 2025-3	4.460%	9/20/2029	5,240	5,293
[3,4]	Evergreen Credit Card Trust Class B Series 2025-CRT5	5.240%	5/15/2029	1,170	1,184
[3,4]	Evergreen Credit Card Trust Class C Series 2025-CRT5	5.530%	5/15/2029	1,110	1,122
[4]	Exeter Automobile Receivables Trust Class A3 Series 2025-4A	4.390%	9/17/2029	3,380	3,393
[4]	Exeter Select Automobile Receivables Trust Class A3 Series 2025-2	4.430%	8/15/2030	2,720	2,737
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R04, SOFR30A + 1.000%	5.356%	5/25/2044	1,728	1,731
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R01, SOFR30A + 0.950%	5.306%	1/25/2045	2,303	2,304
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R02, SOFR30A + 1.000%	5.356%	2/25/2045	2,973	2,977
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R04, SOFR30A + 1.000%	5.356%	5/25/2045	1,842	1,844
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	6.056%	7/25/2043	538	540
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	5.406%	1/25/2044	4,192	4,192

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R02, SOFR30A + 1.100%	5.456%	2/25/2044	640	640
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R06, SOFR30A + 1.050%	5.406%	9/25/2044	682	682
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2025-R03, SOFR30A + 1.450%	5.806%	3/25/2045	2,417	2,432
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2025-R05, SOFR30A + 1.000%	5.356%	7/25/2045	3,749	3,755
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	6.306%	9/25/2043	1,589	1,596
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2024-R05, SOFR30A + 1.000%	5.356%	7/25/2044	966	966
[3,4]	FCCU Auto Receivables Trust Class A3 Series 2025-1A	4.850%	6/17/2030	4,100	4,142
[3,4,5,6]	Federal Home Loan Mortgage Corp. STACR REMICS Trust Class A1 Series 2025-DNA3, SOFR30A + 0.950%	5.320%	9/25/2045	5,970	5,972
[4]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/2028	9,845	9,936
[4]	Ford Credit Auto Lease Trust Class A3 Series 2025-A	4.720%	6/15/2028	4,980	5,030
[4]	Ford Credit Auto Lease Trust Class A4 Series 2023-B	5.870%	1/15/2027	870	872
[4]	Ford Credit Auto Lease Trust Class A4 Series 2024-A	5.050%	6/15/2027	720	725
[4]	Ford Credit Auto Lease Trust Class A4 Series 2025-A	4.780%	2/15/2029	2,260	2,287
[4]	Ford Credit Auto Lease Trust Class A4 Series 2025-B	4.300%	8/15/2029	7,050	7,084
[4]	Ford Credit Auto Lease Trust Class B Series 2023-B	6.200%	2/15/2027	3,360	3,381
[4]	Ford Credit Auto Lease Trust Class B Series 2024-A	5.290%	6/15/2027	3,190	3,215
[4]	Ford Credit Auto Lease Trust Class B Series 2024-B	5.180%	2/15/2028	2,260	2,287
[4]	Ford Credit Auto Lease Trust Class B Series 2025-A	4.960%	2/15/2029	960	972
[4]	Ford Credit Auto Lease Trust Class B Series 2025-B	4.520%	8/15/2029	1,250	1,257
[3,4]	Ford Credit Auto Owner Trust Class A Series 2022-1	3.880%	11/15/2034	10,300	10,279
[4]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/2028	1,874	1,880
[4]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/2028	2,631	2,650
[4]	Ford Credit Auto Owner Trust Class A4 Series 2024-D	4.660%	9/15/2030	2,040	2,072
[3,4]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/2033	2,690	2,686
[3,4]	Ford Credit Auto Owner Trust Class C Series 2022-1	4.670%	11/15/2034	2,670	2,677
[3,4]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2023-1	4.920%	5/15/2028	23,710	23,821
[3,4]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2024-1	5.290%	4/15/2029	8,650	8,814
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA1, SOFR30A + 1.350%	5.706%	2/25/2044	2,772	2,786
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA3, SOFR30A + 1.050%	5.406%	10/25/2044	1,155	1,157
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA1, SOFR30A + 0.950%	5.306%	1/25/2045	848	849
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA2, SOFR30A + 1.100%	5.456%	5/25/2045	3,179	3,187
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-HQA1, SOFR30A + 0.950%	5.306%	2/25/2045	1,638	1,639
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA1, SOFR30A + 1.350%	5.706%	2/25/2044	3,537	3,543
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA2, SOFR30A + 1.200%	5.556%	5/25/2044	4,154	4,154
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA3, SOFR30A + 1.000%	5.356%	10/25/2044	596	595
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-HQA1, SOFR30A + 1.250%	5.606%	3/25/2044	1,555	1,557
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-HQA2, SOFR30A + 1.200%	5.556%	8/25/2044	2,429	2,431
[3,4]	GLS Auto Receivables Issuer Trust Class A3 Series 2025-3A	4.440%	3/15/2029	2,640	2,651
[3,4]	GLS Auto Receivables Issuer Trust Class B Series 2025-3A	4.570%	1/15/2030	3,160	3,172
[3,4]	GLS Auto Select Receivables Trust Class A2 Series 2025-3A	4.460%	10/15/2030	6,570	6,613
[4]	GM Financial Automobile Leasing Trust Class A3 Series 2023-3	5.380%	11/20/2026	901	902
[4]	GM Financial Automobile Leasing Trust Class A3 Series 2024-1	5.090%	3/22/2027	6,986	7,008
[4]	GM Financial Automobile Leasing Trust Class A3 Series 2025-1	4.660%	2/21/2028	8,440	8,516
[4]	GM Financial Automobile Leasing Trust Class A3 Series 2025-2	4.580%	5/22/2028	11,780	11,889
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2023-3	5.440%	8/20/2027	2,750	2,758
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2024-2	5.360%	5/22/2028	3,270	3,313
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2024-3	4.220%	10/20/2028	2,680	2,688
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2025-1	4.700%	2/20/2029	1,160	1,172
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2025-2	4.640%	4/20/2029	2,150	2,176
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2025-3	4.200%	8/20/2029	5,390	5,409
[4]	GM Financial Automobile Leasing Trust Class B Series 2023-3	5.880%	8/20/2027	2,020	2,029
[4]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/2028	14,850	14,983
[4]	GM Financial Automobile Leasing Trust Class B Series 2024-2	5.560%	5/22/2028	1,720	1,742
[4]	GM Financial Automobile Leasing Trust Class B Series 2024-3	4.490%	10/20/2028	3,550	3,556
[4]	GM Financial Automobile Leasing Trust Class B Series 2025-1	4.890%	2/20/2029	2,300	2,326
[4]	GM Financial Automobile Leasing Trust Class B Series 2025-2	4.800%	4/20/2029	3,510	3,547
[4]	GM Financial Automobile Leasing Trust Class B Series 2025-3	4.410%	8/20/2029	1,390	1,396
[4]	GM Financial Automobile Leasing Trust Class C Series 2025-2	5.040%	10/22/2029	2,110	2,133
[4]	GM Financial Automobile Leasing Trust Class C Series 2025-3	4.600%	1/21/2030	1,530	1,534
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-3	5.450%	6/16/2028	274	276
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2024-1	4.850%	12/18/2028	2,740	2,757
[3,4]	GM Financial Revolving Receivables Trust Class A Series 2021-1	1.170%	6/12/2034	17,870	17,402
[3,4]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/2034	2,690	2,620
[3,4]	GMF Floorplan Owner Revolving Trust Class A1 Series 2023-1	5.340%	6/15/2028	3,150	3,177
[3,4]	GMF Floorplan Owner Revolving Trust Class A1 Series 2024-3A	4.680%	11/15/2028	13,360	13,462
[3,4]	GMF Floorplan Owner Revolving Trust Class A1 Series 2024-4A	4.730%	11/15/2029	18,400	18,659
[3,4]	GMF Floorplan Owner Revolving Trust Class A1 Series 2025-1A	4.590%	3/15/2029	13,670	13,778
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2023-1	5.730%	6/15/2028	1,330	1,342
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2024-3A	4.920%	11/15/2028	2,240	2,257

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2024-4A	4.980%	11/15/2029	1,600	1,620
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2025-1A	4.790%	3/15/2029	1,080	1,088
[3,4]	GMF Floorplan Owner Revolving Trust Class C Series 2025-1A	4.880%	3/15/2029	1,090	1,097
[3,4]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/2028	16,750	16,350
[3,4]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2024-1	5.320%	8/17/2026	1,715	1,719
[3,4]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2024-2	5.280%	3/15/2027	2,900	2,916
[3,4]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2025-1	4.520%	10/15/2027	2,700	2,712
[3,4]	GreenState Auto Receivables Trust Class A2 Series 2024-1A	5.530%	8/16/2027	647	648
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2024-A	5.370%	3/15/2029	7,220	7,299
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2025-A	4.670%	4/15/2030	8,750	8,852
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/2027	1,343	1,347
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/2027	1,831	1,839
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2023-3	5.410%	2/18/2028	8,229	8,290
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2023-4	5.670%	6/21/2028	3,037	3,073
[4]	Honda Auto Receivables Owner Trust Class A3 series 2024-1	5.210%	8/15/2028	5,250	5,299
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/2028	10,460	10,602
[4]	Honda Auto Receivables Owner Trust Class A3 series 2024-4	4.330%	5/15/2029	1,920	1,930
[3,4]	HPEFS Equipment Trust Class A3 Series 2023-2A	5.990%	1/21/2031	500	501
[3,4]	HPEFS Equipment Trust Class A3 Series 2024-1A	5.180%	5/20/2031	4,943	4,953
[3,4]	HPEFS Equipment Trust Class A3 Series 2024-2A	5.360%	10/20/2031	2,090	2,106
[3,4]	HPEFS Equipment Trust Class A3 Series 2025-1A	4.430%	9/20/2032	8,420	8,458
[3,4]	HPEFS Equipment Trust Class B Series 2024-1A	5.180%	5/20/2031	1,370	1,377
[3,4]	HPEFS Equipment Trust Class B Series 2024-2A	5.350%	10/20/2031	1,160	1,174
[3,4]	HPEFS Equipment Trust Class B Series 2025-1A	4.510%	9/20/2032	750	754
[3,4]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/2031	1,930	1,945
[3,4]	HPEFS Equipment Trust Class C Series 2024-2A	5.520%	10/20/2031	810	822
[3,4]	HPEFS Equipment Trust Class C Series 2025-1A	4.790%	9/20/2032	1,950	1,963
[3,4]	Huntington Auto Trust Class A3 Series 2024-1A	5.230%	1/16/2029	5,640	5,702
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-1	6.153%	5/20/2032	1,658	1,685
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-2	5.442%	10/20/2032	2,227	2,249
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2025-1	4.957%	3/21/2033	5,052	5,083
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2025-2	4.835%	9/20/2033	8,888	8,909
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2024-A	5.020%	3/15/2027	1,520	1,524
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2024-B	5.410%	5/17/2027	7,750	7,805
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2025-A	4.830%	1/18/2028	3,670	3,711
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2025-C	4.360%	7/17/2028	18,170	18,290
[3,4]	Hyundai Auto Lease Securitization Trust Class A4 Series 2024-B	5.390%	3/15/2028	1,550	1,570
[3,4]	Hyundai Auto Lease Securitization Trust Class A4 Series 2025-A	4.900%	1/16/2029	2,000	2,028
[3,4]	Hyundai Auto Lease Securitization Trust Class A4 Series 2025-B	4.570%	4/16/2029	2,520	2,546
[3,4]	Hyundai Auto Lease Securitization Trust Class A4 Series 2025-C	4.380%	6/15/2029	12,010	12,092
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2024-A	5.350%	5/15/2028	14,175	14,287
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2024-B	5.560%	8/15/2028	2,100	2,129
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2024-C	4.970%	2/15/2029	5,440	5,499
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2025-A	5.150%	6/15/2029	1,260	1,277
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2025-B	4.940%	8/15/2029	2,920	2,959
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2025-C	4.570%	11/15/2029	1,230	1,237
[4]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/2027	1,201	1,202
[4]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/2028	1,595	1,607
[4]	Hyundai Auto Receivables Trust Class A3 Series 2024-A	4.990%	2/15/2029	4,450	4,494
[4]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/2027	2,280	2,290
[3,4]	Kubota Credit Owner Trust Class A2 Series 2025-2A	4.480%	4/17/2028	4,370	4,394
[3,4]	Kubota Credit Owner Trust Class A3 Series 2022-2A	4.090%	12/15/2026	651	651
[3,4]	LAD Auto Receivables Trust Class A3 Series 2024-1A	5.230%	1/18/2028	1,435	1,438
[3,4]	LAD Auto Receivables Trust Class A3 Series 2024-2A	5.610%	8/15/2028	2,978	2,998
[3,4]	LAD Auto Receivables Trust Class A3 Series 2024-3A	4.520%	3/15/2029	3,090	3,102
[3,4]	LAD Auto Receivables Trust Class A3 Series 2025-1A	4.690%	7/16/2029	5,770	5,822
[3,4]	LAD Auto Receivables Trust Class A3 Series 2025-2A	4.250%	1/15/2030	13,220	13,250
[3,4]	LAD Auto Receivables Trust Class A4 Series 2025-2A	4.360%	7/15/2030	2,460	2,468
[3,4]	M&T Bank Auto Receivables Trust Class A3 Series 2025-1A	4.730%	6/17/2030	3,370	3,416
[3,4]	M&T Equipment Notes Class A2 Series 2025-1A	4.700%	12/16/2027	3,620	3,645
[3,4,5]	Master Credit Card Trust II Class A Series 2024-1A, SOFR30A + 0.750%	5.131%	1/21/2028	9,950	9,966
[4]	Mercedes-Benz Auto Lease Trust Class A3 Series 2023-A	4.740%	1/15/2027	1,292	1,293
[4]	Mercedes-Benz Auto Lease Trust Class A3 Series 2024-A	5.320%	1/18/2028	5,070	5,134
[4]	Mercedes-Benz Auto Lease Trust Class A3 Series 2025-A	4.610%	4/16/2029	4,660	4,725
[3,4]	MMAF Equipment Finance LLC Class A2 Series 2024-A	5.200%	9/13/2027	3,151	3,161
[3,4]	Navistar Financial Dealer Note Master Owner Trust Class A Series 2024-1	5.590%	4/25/2029	15,710	15,825
[4]	Nissan Auto Lease Trust Class A3 Series 2024-A	4.910%	4/15/2027	8,960	8,995
[4]	Nissan Auto Lease Trust Class A3 Series 2025-A	4.750%	3/15/2028	9,940	10,066
[4]	Nissan Auto Lease Trust Class A3 Series 2025-B	4.320%	11/15/2028	14,930	15,026
[4]	Nissan Auto Lease Trust Class A4 Series 2024-A	4.970%	9/15/2028	1,060	1,068

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Nissan Auto Lease Trust Class A4 Series 2025-A	4.800%	2/15/2029	2,780	2,820
[4]	Nissan Auto Lease Trust Class A4 Series 2025-B	4.350%	7/16/2029	8,710	8,753
[4]	Nissan Auto Lease Trust Class B Series 2025-A	5.030%	2/15/2029	1,050	1,066
[4]	Nissan Auto Lease Trust Class B Series 2025-B	4.560%	7/16/2029	2,280	2,292
[4]	Nissan Auto Lease Trust Class C Series 2025-A	5.110%	6/15/2029	2,330	2,360
[4]	Nissan Auto Lease Trust Class C Series 2025-B	4.810%	11/15/2029	1,200	1,206
[4]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-B	5.930%	3/15/2028	6,586	6,642
[4]	Nissan Auto Receivables Owner Trust Class A3 Series 2024-B	4.340%	3/15/2029	7,660	7,696
[3,4]	Nissan Master Owner Trust Receivables Class A Series 2024-B	5.050%	2/15/2029	5,200	5,266
[3,4]	PenFed Auto Receivables Owner Trust Class A2 Series 2025-A	4.120%	9/15/2028	5,830	5,834
[3,4]	PenFed Auto Receivables Owner Trust Class A3 Series 2025-A	4.030%	7/15/2030	2,560	2,557
[3,4]	PFS Financing Corp. Class A Series 2023-C	5.520%	10/15/2028	3,520	3,571
[3,4,5]	PFS Financing Corp. Class A Series 2024-A, SOFR30A + 0.850%	5.222%	1/15/2028	9,020	9,030
[3,4]	PFS Financing Corp. Class A Series 2024-B	4.950%	2/15/2029	1,790	1,811
[3,4]	PFS Financing Corp. Class A Series 2024-D	5.340%	4/15/2029	6,220	6,335
[3,4]	PFS Financing Corp. Class A Series 2024-F	4.750%	8/15/2029	1,113	1,127
[3,4,5]	PFS Financing Corp. Class A Series 2025-E, SOFR30A + 0.700%	5.074%	7/16/2029	13,580	13,580
[3,4]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-1A	4.810%	9/22/2028	1,427	1,432
[3,4]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-2A	5.790%	1/22/2029	2,274	2,295
[3,4]	Porsche Financial Auto Securitization Trust Class A4 Series 2024-1A	4.490%	12/22/2032	1,880	1,892
[3,4]	Porsche Innovative Lease Owner Trust Class A3 Series 2025-1A	4.610%	10/20/2028	4,410	4,461
[3,4]	Porsche Innovative Lease Owner Trust Class A4 Series 2024-2A	4.260%	9/20/2030	4,030	4,041
[3,4]	RCKT Trust Class A Series 2025-1A	4.900%	7/25/2034	3,099	3,106
[3,4]	RCKT Trust Class B Series 2025-1A	4.990%	7/25/2034	370	372
[3,4]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.605%	6/15/2032	204	208
[3,4]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.911%	1/18/2033	255	257
[3,4]	Santander Bank Auto Credit-Linked Notes Class B Series 2023-B	5.640%	12/15/2033	575	581
[3,4]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-A	5.622%	6/15/2032	996	1,006
[3,4]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-B	4.965%	1/18/2033	370	372
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/2033	399	403
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/2032	699	706
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-B	5.141%	1/18/2033	590	593
[3,4]	Santander Bank Auto Credit-Linked Notes Class D Series 2023-B	6.663%	12/15/2033	855	868
[3,4]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-A	6.110%	6/15/2032	840	850
[3,4]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-B	5.483%	1/18/2033	760	763
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2023-4	5.730%	4/17/2028	1,927	1,932
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2023-6	5.930%	7/17/2028	985	989
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2024 -1	5.250%	4/17/2028	4,259	4,265
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2024-2	5.630%	11/15/2028	6,908	6,937
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2024-3	5.630%	1/16/2029	4,270	4,291
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2024-5	4.620%	11/15/2028	5,670	5,682
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2025-1	4.740%	1/16/2029	10,870	10,918
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2025-2	4.670%	8/15/2029	2,240	2,258
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2025-3	4.380%	1/15/2030	10,320	10,382
[4]	Santander Drive Auto Receivables Trust Class B Series 2024-1	5.230%	12/15/2028	2,030	2,041
[4]	Santander Drive Auto Receivables Trust Class B Series 2024-3	5.550%	9/17/2029	3,080	3,126
[4]	Santander Drive Auto Receivables Trust Class B Series 2024-5	4.630%	8/15/2029	3,830	3,853
[4]	Santander Drive Auto Receivables Trust Class B Series 2025-1	4.880%	3/17/2031	6,160	6,218
[4]	Santander Drive Auto Receivables Trust Class B Series 2025-3	4.490%	9/15/2031	5,660	5,693
[4]	Santander Drive Auto Receivables Trust Class C Series 2025-1	5.040%	3/17/2031	8,600	8,732
[3,4]	SBNA Auto Lease Trust Class A3 Series 2023-A	6.510%	4/20/2027	2,548	2,561
[3,4]	SBNA Auto Lease Trust Class A3 Series 2024-A	5.390%	11/20/2026	3,169	3,178
[3,4]	SBNA Auto Lease Trust Class A3 Series 2024-B	5.560%	11/22/2027	5,070	5,104
[3,4]	SBNA Auto Lease Trust Class A3 Series 2024-C	4.560%	2/22/2028	2,220	2,226
[3,4]	SBNA Auto Lease Trust Class A3 Series 2025-A	4.830%	4/20/2028	1,180	1,189
[3,4]	SBNA Auto Lease Trust Class A4 Series 2024-A	5.240%	1/22/2029	3,000	3,019
[3,4]	SBNA Auto Lease Trust Class A4 Series 2024-B	5.550%	12/20/2028	1,970	2,000
[3,4]	SBNA Auto Lease Trust Class A4 Series 2024-C	4.420%	3/20/2029	12,420	12,476
[3,4]	SBNA Auto Lease Trust Class A4 Series 2025-A	4.870%	7/20/2029	1,590	1,609
[3,4]	SBNA Auto Receivables Trust Class A3 Series 2024-A	5.320%	12/15/2028	1,832	1,840
[3,4]	SBNA Auto Receivables Trust Class B Series 2025-SF1	5.120%	3/17/2031	606	606
[3,4]	SBNA Auto Receivables Trust Class C Series 2025-SF1	5.140%	4/15/2031	2,440	2,450
[3,4]	SBNA Auto Receivables Trust Class D Series 2025-SF1	5.340%	9/15/2031	850	856
[3,4]	SCCU Auto Receivables Trust Class A2 Series 2025-1A	4.670%	11/15/2028	5,990	6,010
[3,4]	SCCU Auto Receivables Trust Class A3 Series 2023-1A	5.700%	10/16/2028	3,173	3,199
[3,4]	SCCU Auto Receivables Trust Class A3 Series 2024-1A	5.110%	6/15/2029	4,090	4,123
[3,4]	SCCU Auto Receivables Trust Class A3 Series 2025-1A	4.570%	1/15/2031	4,560	4,593
[3,4]	Securitized Term Auto Receivables Trust Class B Series 2025-A	5.038%	7/25/2031	574	579
[3,4]	Securitized Term Auto Receivables Trust Class B Series 2025-B	4.925%	12/29/2032	4,681	4,721
[3,4]	Securitized Term Auto Receivables Trust Class C Series 2025-A	5.185%	7/25/2031	227	229

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Securitized Term Auto Receivables Trust Class C Series 2025-B	5.121%	12/29/2032	532	537
[3,4]	Securitized Term Auto Receivables Trust Class D Series 2025-B	5.463%	12/29/2032	395	398
[3,4]	SFS Auto Receivables Securitization Trust Class A3 Series 2024-1A	4.950%	5/21/2029	5,031	5,065
[3,4]	SFS Auto Receivables Securitization Trust Class A3 Series 2024-3A	4.550%	6/20/2030	5,200	5,230
[3,4]	SFS Auto Receivables Securitization Trust Class A3 Series 2025-1A	4.750%	7/22/2030	5,830	5,897
[3,4]	SFS Auto Receivables Securitization Trust Class A3 Series 2025-2A	4.440%	12/20/2030	9,950	10,032
[3,4]	SoFi Consumer Loan Program Trust Class A Series 2025-2	4.820%	6/25/2034	7,201	7,239
[3,4]	SoFi Consumer Loan Program Trust Class A Series 2025-3	4.470%	8/15/2034	4,080	4,088
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class A3 Series 2025-AA	4.470%	7/20/2028	7,650	7,701
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class A3 Series 2025-BA	4.270%	1/22/2029	15,270	15,345
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class A4 Series 2025-AA	4.500%	3/20/2029	2,120	2,138
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class A4 Series 2025-BA	4.290%	6/20/2029	2,970	2,986
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class B Series 2025-AA	4.740%	4/20/2029	1,600	1,614
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class B Series 2025-BA	4.470%	7/20/2029	1,310	1,315
[3,4]	Stellantis Financial Underwritten Enhanced Lease Trust Class C Series 2025-BA	4.710%	1/22/2030	1,850	1,856
[4]	Synchrony Card Funding LLC Class A Series 2023-A2	5.740%	10/15/2029	7,070	7,201
[4]	Synchrony Card Funding LLC Class A Series 2025-A2	4.490%	5/15/2031	10,280	10,403
[3,4]	Tesla Auto Lease Trust Class A3 Series 2023-B	6.130%	9/21/2026	2,106	2,109
[3,4]	Tesla Auto Lease Trust Class A3 Series 2024-A	5.300%	6/21/2027	3,615	3,626
[3,4]	Tesla Auto Lease Trust Class A4 Series 2023-A	5.940%	7/20/2027	196	196
[3,4]	Tesla Auto Lease Trust Class A4 Series 2023-B	6.220%	3/22/2027	1,460	1,465
[3,4]	Tesla Electric Vehicle Trust Class A3 Series 2023-1	5.380%	6/20/2028	3,710	3,745
[3,4]	Tesla Electric Vehicle Trust Class A4 Series 2023-1	5.380%	2/20/2029	650	662
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Class A3 Series 2025-A	4.270%	11/20/2028	7,720	7,729
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Class A4 Series 2025-A	4.370%	5/21/2029	1,930	1,932
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Class B Series 2025-A	4.790%	6/20/2029	1,780	1,783
[3,4]	Tesla Lease Electric Vehicle Securitization LLC Class C Series 2025-A	5.090%	6/20/2029	2,470	2,473
[3,4]	T-Mobile US Trust Class A Series 2024-1A	5.050%	9/20/2029	6,690	6,750
[3,4]	T-Mobile US Trust Class A Series 2024-2A	4.250%	5/21/2029	7,530	7,559
[3,4]	T-Mobile US Trust Class A Series 2025-1A	4.740%	11/20/2029	7,470	7,565
[3,4]	T-Mobile US Trust Class A Series 2025-2A	4.340%	4/22/2030	10,480	10,553
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/2028	2,142	2,150
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/2028	3,577	3,600
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-A	4.830%	10/16/2028	7,220	7,268
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-D	4.400%	6/15/2029	4,080	4,108
[3,4]	Toyota Lease Owner Trust Class A3 Series 2023-B	5.660%	11/20/2026	1,890	1,895
[3,4]	Toyota Lease Owner Trust Class A3 Series 2024-A	5.250%	4/20/2027	2,009	2,018
[3,4]	Toyota Lease Owner Trust Class A3 Series 2025-A	4.750%	2/22/2028	10,720	10,837
[3,4]	Toyota Lease Owner Trust Class A3 Series 2025-B	3.960%	11/20/2028	15,860	15,873
[3,4]	Toyota Lease Owner Trust Class A4 Series 2024-A	5.260%	6/20/2028	930	938
[3,4]	Toyota Lease Owner Trust Class A4 Series 2024-B	4.250%	1/22/2029	5,130	5,150
[3,4]	Toyota Lease Owner Trust Class A4 Series 2025-A	4.810%	6/20/2029	3,260	3,303
[3,4,5]	Trillium Credit Card Trust II Class A Series 2024-1A, SOFR + 0.750%	4.892%	12/26/2028	9,010	9,021
[3,4]	Truist Bank Auto Credit-Linked Notes Class B Series 2025-1	4.728%	9/26/2033	7,260	7,265
[3,4]	US Bank C&I Credit-Linked Notes Class B1 Series 2025-SUP2	4.818%	9/25/2032	5,090	5,096
[3,4]	US Bank NA Class B Series 2023-1	6.789%	8/25/2032	370	374
[3,4]	US Bank NA Class B Series 2025-SUP1	5.582%	2/25/2032	6,296	6,299
[3,4]	USAA Auto Owner Trust Class A3 Series 2023-A	5.580%	5/15/2028	5,797	5,835
[3,4]	USB Auto Owner Trust Class A3 Series 2025-1A	4.490%	6/17/2030	5,870	5,928
[4]	Verizon Master Trust Class B Series 2024-4	5.400%	6/20/2029	1,940	1,956
[4]	Verizon Master Trust Class B Series 2025-3	4.770%	3/20/2030	5,590	5,629
[4]	Verizon Master Trust Class B Series 2025-5	4.420%	6/20/2031	3,550	3,554
[4]	Verizon Master Trust Class B Series 2025-6	4.420%	8/20/2030	8,230	8,254
[4]	Verizon Master Trust Class C Series 2023-7	4.610%	11/20/2029	1,800	1,802
[4]	Verizon Master Trust Class C Series 2024-1	5.490%	12/20/2028	3,870	3,877
[4]	Verizon Master Trust Class C Series 2024-4	5.600%	6/20/2029	3,030	3,056
[4]	Verizon Master Trust Class C Series 2025-1	5.090%	1/21/2031	500	506
[4]	Verizon Master Trust Class C Series 2025-3	4.900%	3/20/2030	2,110	2,122
[4]	Volkswagen Auto Lease Trust Class A3 Series 2024-A	5.210%	6/21/2027	7,370	7,435
[4]	Volkswagen Auto Lease Trust Class A3 Series 2025-A	4.500%	6/20/2028	10,490	10,592
[4]	Volkswagen Auto Lease Trust Class A3 Series 2025-B	4.010%	1/22/2029	16,110	16,132
[4]	Volkswagen Auto Lease Trust Class A4 Series 2025-A	4.560%	3/20/2030	3,640	3,683
[4]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2024-1	4.670%	6/20/2031	1,550	1,577
[3,4]	Volvo Financial Equipment LLC Class A3 Series 2024-1A	4.290%	10/16/2028	3,950	3,966
[3,4]	Volvo Financial Equipment LLC Class A3 Series 2025-1A	4.460%	5/15/2029	3,530	3,555
[3,4]	Volvo Financial Equipment LLC Class A3 Series 2025-2A	3.990%	12/17/2029	8,630	8,585
[4]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2019-C54	3.063%	12/15/2052	465	455
[3,4]	Westlake Automobile Receivables Trust Class A3 Series 2025-2A	4.510%	5/15/2029	3,530	3,555
[3,4]	Westlake Automobile Receivables Trust Class B Series 2025-2A	4.630%	1/15/2031	2,110	2,121
[4]	World Omni Auto Receivables Trust Class A3 Series 2023-B	4.660%	5/15/2028	462	463

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	World Omni Automobile Lease Securitization Trust Class A3 Series 2024-A	5.260%	10/15/2027	4,760	4,807
[4]	World Omni Automobile Lease Securitization Trust Class A3 Series 2025-A	4.420%	4/17/2028	4,420	4,453
[4]	World Omni Automobile Lease Securitization Trust Class A4 Series 2023-A	5.040%	7/17/2028	1,676	1,676
[4]	World Omni Automobile Lease Securitization Trust Class A4 Series 2025-A	4.490%	5/15/2030	2,310	2,330
[4]	World Omni Automobile Lease Securitization Trust Class B Series 2024-A	5.620%	9/17/2029	3,560	3,624
[4]	World Omni Select Auto Trust Class A2A Series 2025-A	4.140%	5/15/2030	5,850	5,850
[4]	World Omni Select Auto Trust Class A3 Series 2024-A	4.980%	2/15/2030	4,220	4,246
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,615,332)					1,625,727
Corporate Bonds (64.4%)
Communications (2.3%)
	AT&T Inc.	1.700%	3/25/2026	23,346	23,075
	AT&T Inc.	2.950%	7/15/2026	1,715	1,699
	AT&T Inc.	2.300%	6/1/2027	3,655	3,549
	AT&T Inc.	1.650%	2/1/2028	772	731
	AT&T Inc.	4.100%	2/15/2028	750	749
	Comcast Corp.	3.550%	5/1/2028	300	297
	Expedia Group Inc.	5.000%	2/15/2026	4,492	4,491
[3]	NTT Finance Corp.	4.567%	7/16/2027	31,291	31,506
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/2026	570	568
	Rogers Communications Inc.	3.625%	12/15/2025	1,308	1,305
	Rogers Communications Inc.	2.900%	11/15/2026	2,392	2,355
	Rogers Communications Inc.	3.200%	3/15/2027	12,662	12,481
	Sprint LLC	7.625%	3/1/2026	460	461
	Take-Two Interactive Software Inc.	5.000%	3/28/2026	862	865
	Telefonica Emisiones SA	4.103%	3/8/2027	9,594	9,577
[7]	Telstra Group Ltd.	4.000%	4/19/2027	7,750	5,132
	TELUS Corp.	3.700%	9/15/2027	1,000	991
	T-Mobile USA Inc.	2.250%	2/15/2026	2,065	2,049
	T-Mobile USA Inc.	2.625%	4/15/2026	11,626	11,528
	T-Mobile USA Inc.	3.750%	4/15/2027	19,083	18,971
	T-Mobile USA Inc.	2.050%	2/15/2028	500	477
	T-Mobile USA Inc.	4.950%	3/15/2028	500	509
	TWDC Enterprises 18 Corp.	1.850%	7/30/2026	510	501
	Verizon Communications Inc.	2.100%	3/22/2028	500	477
	Walt Disney Co.	3.700%	3/23/2027	314	313
					134,657
Consumer Discretionary (5.8%)
	American Honda Finance Corp.	4.400%	10/5/2026	2,969	2,978
	American Honda Finance Corp.	4.900%	3/12/2027	2,500	2,527
	American Honda Finance Corp.	4.550%	7/9/2027	6,925	6,980
	American Honda Finance Corp.	4.900%	7/9/2027	1,500	1,520
[5]	American Honda Finance Corp.	5.105%	9/1/2028	12,000	12,020
[5]	American Honda Finance Corp., SOFR + 0.620%	4.806%	12/11/2026	30,000	30,024
[5]	American Honda Finance Corp., SOFR + 0.710%	5.043%	7/9/2027	12,740	12,751
	AutoZone Inc.	3.750%	6/1/2027	1,155	1,149
[3]	BMW US Capital LLC	4.150%	8/11/2027	6,950	6,961
[3,5]	BMW US Capital LLC, SOFR + 0.780%	4.936%	3/19/2027	16,000	16,065
[3,5]	BMW US Capital LLC, SOFR + 0.800%	5.056%	8/13/2026	7,253	7,266
	Ford Motor Credit Co. LLC	3.375%	11/13/2025	10,750	10,729
	Ford Motor Credit Co. LLC	4.389%	1/8/2026	886	885
	Ford Motor Credit Co. LLC	4.542%	8/1/2026	500	499
	General Motors Co.	4.200%	10/1/2027	3,076	3,074
	General Motors Financial Co. Inc.	6.050%	10/10/2025	995	995
	General Motors Financial Co. Inc.	5.400%	4/6/2026	14,550	14,619
	General Motors Financial Co. Inc.	1.500%	6/10/2026	3,225	3,163
	General Motors Financial Co. Inc.	2.350%	2/26/2027	1,171	1,141
	General Motors Financial Co. Inc.	5.000%	4/9/2027	3,000	3,028
	General Motors Financial Co. Inc.	5.000%	7/15/2027	970	982
	General Motors Financial Co. Inc.	2.700%	8/20/2027	2,000	1,944
	General Motors Financial Co. Inc.	5.050%	4/4/2028	1,150	1,169
[5]	General Motors Financial Co. Inc., SOFR + 1.170%	5.515%	4/4/2028	7,860	7,865
	Home Depot Inc.	2.875%	4/15/2027	1,000	986
[5]	Home Depot Inc., SOFR + 0.330%	4.486%	12/24/2025	5,615	5,617
	Hyatt Hotels Corp.	5.750%	1/30/2027	2,355	2,399
	Lennar Corp.	5.000%	6/15/2027	2,460	2,481
	Lowe's Cos. Inc.	3.100%	5/3/2027	4,500	4,436
	Marriott International Inc.	3.750%	10/1/2025	634	634
	Marriott International Inc.	4.200%	7/15/2027	8,700	8,729

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marriott International Inc.	5.000%	10/15/2027	2,190	2,228
	McDonald's Corp.	3.500%	7/1/2027	750	744
[3]	Mercedes-Benz Finance North America LLC	4.800%	11/13/2026	12,990	13,095
[3,5]	Mercedes-Benz Finance North America LLC, SOFR + 0.630%	4.928%	7/31/2026	26,000	26,034
	O'Reilly Automotive Inc.	3.600%	9/1/2027	1,070	1,060
	Ross Stores Inc.	0.875%	4/15/2026	12,178	11,955
[3]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	3,775	3,773
[3,5]	Stellantis Financial Services US Corp.	5.866%	9/15/2028	13,880	13,926
[7]	Toyota Finance Australia Ltd.	4.450%	4/6/2026	5,680	3,767
[7]	Toyota Finance Australia Ltd.	5.000%	9/15/2026	2,130	1,422
[5,7]	Toyota Finance Australia Ltd., 3M Australian Bank Bill Rate + 1.000%	4.581%	4/6/2026	5,350	3,548
	Toyota Motor Credit Corp.	4.500%	5/14/2027	3,615	3,649
	Toyota Motor Credit Corp.	4.350%	10/8/2027	1,595	1,608
[5]	Toyota Motor Credit Corp.	4.920%	9/5/2028	33,335	33,529
[5]	Toyota Motor Credit Corp., SOFR + 0.770%	5.040%	8/7/2026	4,160	4,175
[7]	Volkswagen Financial Services Australia Pty Ltd.	4.950%	4/13/2026	3,160	2,094
[3]	Volkswagen Group of America Finance LLC	5.400%	3/20/2026	23,945	24,059
[3]	Volkswagen Group of America Finance LLC	5.300%	3/22/2027	475	481
[3]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	690	692
[3,5]	Volkswagen Group of America Finance LLC, SOFR + 1.060%	5.313%	8/14/2026	9,390	9,419
					336,874
Consumer Staples (3.1%)
	Altria Group Inc.	4.400%	2/14/2026	3,450	3,447
	Altria Group Inc.	2.625%	9/16/2026	11,730	11,579
	Archer-Daniels-Midland Co.	2.500%	8/11/2026	78	77
	BAT Capital Corp.	3.215%	9/6/2026	8,075	8,011
	BAT Capital Corp.	4.700%	4/2/2027	6,340	6,384
	BAT Capital Corp.	3.557%	8/15/2027	12,620	12,491
	BAT International Finance plc	1.668%	3/25/2026	11,631	11,485
	BAT International Finance plc	4.448%	3/16/2028	3,000	3,017
	Campbell's Co.	4.150%	3/15/2028	1,680	1,678
[3,5]	Cargill Inc., SOFR + 0.610%	4.875%	2/11/2028	8,000	8,015
	Conagra Brands Inc.	5.300%	10/1/2026	6,012	6,071
	Conagra Brands Inc.	1.375%	11/1/2027	2,885	2,719
	Constellation Brands Inc.	3.500%	5/9/2027	3,181	3,150
	Constellation Brands Inc.	4.350%	5/9/2027	2,580	2,587
	Haleon US Capital LLC	3.375%	3/24/2027	1,697	1,680
	Kraft Heinz Foods Co.	3.000%	6/1/2026	633	628
	Kraft Heinz Foods Co.	3.875%	5/15/2027	14,130	14,073
	Kroger Co.	3.700%	8/1/2027	1,200	1,194
[3]	Mars Inc.	4.450%	3/1/2027	4,985	5,019
[3]	Mars Inc.	4.600%	3/1/2028	11,530	11,670
	McCormick & Co. Inc.	0.900%	2/15/2026	730	720
[3,5]	Mitsubishi Corp.	4.942%	9/9/2028	9,639	9,652
	Philip Morris International Inc.	0.875%	5/1/2026	4,288	4,209
	Philip Morris International Inc.	4.750%	2/12/2027	3,025	3,054
	Philip Morris International Inc.	3.125%	8/17/2027	1,989	1,959
	Philip Morris International Inc.	4.375%	11/1/2027	5,681	5,722
	Philip Morris International Inc.	5.125%	11/17/2027	1,000	1,022
	Philip Morris International Inc.	4.125%	4/28/2028	5,315	5,325
[5]	Philip Morris International Inc., SOFR + 0.830%	5.124%	4/28/2028	5,480	5,514
	Sysco Corp.	3.250%	7/15/2027	1,000	987
	The Campbell's Co.	5.300%	3/20/2026	5,442	5,462
	The Campbell's Co.	5.200%	3/19/2027	1,000	1,015
	Tyson Foods Inc.	3.550%	6/2/2027	20,050	19,853
					179,469
Energy (4.0%)
	Boardwalk Pipelines LP	5.950%	6/1/2026	7,857	7,907
	Boardwalk Pipelines LP	4.450%	7/15/2027	7,555	7,572
	BP Capital Markets America Inc.	3.588%	4/14/2027	1,250	1,243
	Canadian Natural Resources Ltd.	3.850%	6/1/2027	18,188	18,079
	Cenovus Energy Inc.	4.250%	4/15/2027	3,000	3,000
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	28,040	28,348
	Coterra Energy Inc.	3.900%	5/15/2027	5,560	5,525
	DCP Midstream Operating LP	5.625%	7/15/2027	9,810	10,020
	Diamondback Energy Inc.	3.250%	12/1/2026	2,685	2,657
	Diamondback Energy Inc.	5.200%	4/18/2027	2,350	2,385
	Empresa Nacional del Petroleo	3.750%	8/5/2026	953	941
	Enbridge Inc.	1.600%	10/4/2026	3,243	3,162

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enbridge Inc.	5.250%	4/5/2027	3,500	3,555
	Enbridge Inc.	3.700%	7/15/2027	1,500	1,488
	Energy Transfer LP	4.750%	1/15/2026	285	285
	Energy Transfer LP	3.900%	7/15/2026	11,059	11,033
	Energy Transfer LP	5.500%	6/1/2027	4,629	4,709
[3]	EQT Corp.	3.125%	5/15/2026	1,122	1,112
	EQT Corp.	3.900%	10/1/2027	4,755	4,723
	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/2027	4,863	4,742
	MPLX LP	1.750%	3/1/2026	652	645
	MPLX LP	4.125%	3/1/2027	3,500	3,497
	Occidental Petroleum Corp.	5.000%	8/1/2027	2,565	2,594
	ONEOK Inc.	4.000%	7/13/2027	3,005	2,996
	ONEOK Inc.	4.250%	9/24/2027	13,162	13,190
	Ovintiv Inc.	5.375%	1/1/2026	7,911	7,912
	Petroleos Mexicanos	4.500%	1/23/2026	9,482	9,433
	Petroleos Mexicanos	6.875%	8/4/2026	9,749	9,869
	Petroleos Mexicanos	6.490%	1/23/2027	1,040	1,053
	Petroleos Mexicanos	6.500%	3/13/2027	2,923	2,952
	Phillips 66 Co.	4.950%	12/1/2027	1,128	1,147
	Phillips 66 Co.	3.750%	3/1/2028	2,000	1,980
	SA Global Sukuk Ltd.	1.602%	6/17/2026	10,097	9,890
	Sabine Pass Liquefaction LLC	5.000%	3/15/2027	2,528	2,544
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	2,152	2,150
[8]	Southern Gas Corridor CJSC	6.875%	3/24/2026	5,939	6,000
	Spectra Energy Partners LP	3.375%	10/15/2026	5,599	5,561
	Targa Resources Corp.	5.200%	7/1/2027	6,863	6,975
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.000%	1/15/2028	7,505	7,514
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/2027	1,500	1,559
	TransCanada PipeLines Ltd.	4.875%	1/15/2026	550	550
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	500	498
	Williams Cos. Inc.	5.400%	3/2/2026	3,866	3,883
	Williams Cos. Inc.	3.750%	6/15/2027	8,448	8,393
					235,271
Financials (31.6%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/2026	8,100	8,035
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	4/3/2026	2,500	2,500
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/2026	13,032	12,806
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.100%	1/15/2027	1,686	1,722
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.450%	4/15/2027	5,813	5,996
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/2027	4,866	4,824
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/2027	4,643	4,679
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	4/1/2028	500	508
	Aflac Inc.	2.875%	10/15/2026	5,225	5,166
	Air Lease Corp.	2.875%	1/15/2026	3,198	3,182
	Air Lease Corp.	3.750%	6/1/2026	5,200	5,172
	Air Lease Corp.	5.300%	6/25/2026	9,000	9,056
	Air Lease Corp.	1.875%	8/15/2026	12,667	12,406
	Air Lease Corp.	3.625%	4/1/2027	3,879	3,837
	Air Lease Corp.	3.625%	12/1/2027	1,828	1,802
	Air Lease Corp.	5.300%	2/1/2028	750	764
	Allstate Corp.	3.280%	12/15/2026	4,970	4,920
	American Express Co.	6.338%	10/30/2026	6,083	6,094
	American Express Co.	3.300%	5/3/2027	750	743
	American Express Co.	5.389%	7/28/2027	9,553	9,645
	American Express Co.	5.098%	2/16/2028	500	507
	American Express Co.	5.043%	7/26/2028	1,000	1,017
[5]	American Express Co., SOFR + 0.810%	5.120%	7/20/2029	13,650	13,658
[5]	American Express Co., SOFR + 0.930%	5.230%	7/26/2028	14,080	14,147
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/2027	3,040	2,982
	Ares Capital Corp.	2.150%	7/15/2026	6,152	6,045
	Ares Capital Corp.	7.000%	1/15/2027	5,411	5,573
[3]	Athene Global Funding	5.684%	2/23/2026	3,002	3,017
[3]	Athene Global Funding	5.620%	5/8/2026	29,830	30,084
[3]	Athene Global Funding	4.950%	1/7/2027	2,660	2,685
[3,5]	Athene Global Funding	5.159%	9/18/2028	25,000	25,028
[3,5]	Athene Global Funding, SOFR + 1.030%	5.252%	8/27/2026	7,850	7,888
	Australia & New Zealand Banking Group Ltd.	4.750%	1/18/2027	3,310	3,346
	Banco Santander SA	5.294%	8/18/2027	4,255	4,338
	Banco Santander SA	1.722%	9/14/2027	2,400	2,342

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Banco Santander SA	4.175%	3/24/2028	1,500	1,498
	Banco Santander SA	5.365%	7/15/2028	2,260	2,306
[5]	Banco Santander SA, SOFR + 1.120%	5.452%	7/15/2028	10,200	10,263
	Bank of America Corp.	1.197%	10/24/2026	2,548	2,543
	Bank of America Corp.	5.080%	1/20/2027	337	338
	Bank of America Corp.	1.658%	3/11/2027	23,000	22,733
	Bank of America Corp.	3.559%	4/23/2027	410	408
	Bank of America Corp.	1.734%	7/22/2027	11,594	11,363
	Bank of America Corp.	5.933%	9/15/2027	800	813
	Bank of America Corp.	4.183%	11/25/2027	1,000	1,001
	Bank of America Corp.	3.705%	4/24/2028	5,000	4,967
	Bank of America Corp.	4.948%	7/22/2028	7,461	7,568
	Bank of America Corp.	3.419%	12/20/2028	955	940
[5]	Bank of America Corp., SOFR + 0.830%	5.128%	1/24/2029	11,000	11,006
	Bank of Montreal	1.250%	9/15/2026	750	731
	Bank of Montreal	5.370%	6/4/2027	1,000	1,023
	Bank of Montreal	4.700%	9/14/2027	750	759
	Bank of Montreal	4.062%	9/22/2028	18,000	17,980
[5]	Bank of Montreal	4.903%	9/22/2028	36,000	36,013
	Bank of Montreal	5.004%	1/27/2029	500	510
[5]	Bank of Montreal, SOFR + 0.860%	5.158%	1/27/2029	13,334	13,354
	Bank of New York Mellon Corp.	4.441%	6/9/2028	8,282	8,338
	Bank of New York Mellon Corp.	3.992%	6/13/2028	10,967	10,962
[5]	Bank of New York Mellon Corp., SOFR + 0.830%	5.141%	7/21/2028	22,500	22,590
	Bank of Nova Scotia	4.404%	9/8/2028	1,905	1,915
[5]	Bank of Nova Scotia	4.936%	9/15/2028	21,284	21,291
[5]	Bank of Nova Scotia, SOFR + 0.890%	5.143%	2/14/2029	24,966	25,012
[3]	Banque Federative du Credit Mutuel SA	5.896%	7/13/2026	9,239	9,366
[3]	Banque Federative du Credit Mutuel SA	4.753%	7/13/2027	10,400	10,507
[3]	BNP Paribas SA	1.904%	9/30/2028	485	462
[3,5]	BNP Paribas SA, SOFR + 1.430%	5.696%	5/9/2029	5,450	5,505
[3]	BPCE SA	5.100%	1/26/2026	5,630	5,642
	BPCE SA	3.375%	12/2/2026	1,500	1,488
[3]	BPCE SA	3.500%	10/23/2027	500	492
	Brookfield Finance Inc.	4.250%	6/2/2026	3,474	3,473
	Brookfield Finance Inc.	3.900%	1/25/2028	3,384	3,359
	Brown & Brown Inc.	4.600%	12/23/2026	16,182	16,260
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	4,995	5,094
	Canadian Imperial Bank of Commerce	4.862%	1/13/2028	27,110	27,337
[5]	Canadian Imperial Bank of Commerce	4.997%	9/8/2028	15,349	15,365
[5]	Canadian Imperial Bank of Commerce, SOFR + 0.930%	5.112%	9/11/2027	13,140	13,185
	Cboe Global Markets Inc.	3.650%	1/12/2027	3,619	3,599
	Charles Schwab Corp.	5.875%	8/24/2026	500	507
	Charles Schwab Corp.	3.200%	3/2/2027	3,003	2,972
	Charles Schwab Corp.	2.450%	3/3/2027	6,843	6,696
	Charles Schwab Corp.	3.300%	4/1/2027	1,000	990
	Citibank NA	4.576%	5/29/2027	2,500	2,523
	Citibank NA	4.876%	11/19/2027	10,500	10,581
[5]	Citibank NA, SOFR + 0.708%	4.980%	8/6/2026	3,054	3,062
	Citigroup Inc.	3.200%	10/21/2026	2,500	2,479
	Citigroup Inc.	1.122%	1/28/2027	482	477
	Citigroup Inc.	3.887%	1/10/2028	1,471	1,465
	Citigroup Inc.	3.070%	2/24/2028	7,445	7,331
	Citigroup Inc.	4.643%	5/7/2028	12,327	12,409
	Citigroup Inc.	3.668%	7/24/2028	7,590	7,521
	Citigroup Inc.	3.520%	10/27/2028	8,815	8,697
[5]	Citigroup Inc., SOFR + 0.870%	5.067%	3/4/2029	12,400	12,406
[3,5]	Commonwealth Bank of Australia, SOFR + 0.640%	4.840%	3/14/2028	9,129	9,172
[3]	Cooperatieve Rabobank UA	4.655%	8/22/2028	3,635	3,666
[5]	Cooperatieve Rabobank UA, SOFR + 0.620%	4.840%	8/28/2026	3,030	3,038
	Corebridge Financial Inc.	3.650%	4/5/2027	12,910	12,802
[3]	Corebridge Global Funding	5.350%	6/24/2026	9,370	9,444
[3]	Corebridge Global Funding	5.750%	7/2/2026	6,210	6,282
[3,5]	Corebridge Global Funding, SOFR + 0.750%	5.094%	1/7/2028	9,000	8,999
[3]	Credit Agricole SA	5.589%	7/5/2026	1,708	1,727
[3]	Credit Agricole SA	4.631%	9/11/2028	5,590	5,624
[3,5]	Credit Agricole SA, SOFR + 1.130%	5.463%	1/9/2029	7,390	7,418
	Deutsche Bank AG	5.373%	1/10/2029	750	766
	Eaton Vance Corp.	3.500%	4/6/2027	2,840	2,820
	Equifax Inc.	2.600%	12/15/2025	431	429

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Equitable America Global Funding	3.950%	9/15/2027	4,722	4,714
[3,5]	Equitable America Global Funding	4.886%	9/15/2027	9,722	9,734
[3]	Equitable Financial Life Global Funding	1.400%	8/27/2027	445	423
	Equitable Holdings Inc.	4.350%	4/20/2028	166	167
	Fifth Third Bank NA	4.967%	1/28/2028	6,060	6,121
[5]	Fifth Third Bank NA, SOFR + 0.810%	5.108%	1/28/2028	9,960	9,971
	Fiserv Inc.	5.150%	3/15/2027	636	645
	Fiserv Inc.	5.450%	3/2/2028	1,250	1,285
[3]	GA Global Funding Trust	4.400%	9/23/2027	1,469	1,473
	GATX Corp.	3.250%	9/15/2026	5,343	5,301
	GATX Corp.	3.850%	3/30/2027	789	785
	Global Payments Inc.	1.200%	3/1/2026	200	197
	Global Payments Inc.	4.800%	4/1/2026	2,684	2,686
	Global Payments Inc.	2.150%	1/15/2027	5,340	5,204
	Global Payments Inc.	4.950%	8/15/2027	2,557	2,587
	Goldman Sachs Bank USA	5.283%	3/18/2027	21,870	21,968
	Goldman Sachs Group Inc.	1.431%	3/9/2027	6,930	6,841
	Goldman Sachs Group Inc.	1.948%	10/21/2027	750	732
	Goldman Sachs Group Inc.	2.640%	2/24/2028	4,917	4,814
	Goldman Sachs Group Inc.	3.615%	3/15/2028	5,340	5,299
	Goldman Sachs Group Inc.	3.691%	6/5/2028	1,500	1,489
	Goldman Sachs Group Inc.	4.223%	5/1/2029	1,680	1,682
[3]	HPS Corporate Lending Fund	5.300%	6/5/2027	16,619	16,721
	HPS Corporate Lending Fund	5.450%	1/14/2028	1,000	1,009
	HSBC Holdings plc	5.887%	8/14/2027	649	658
	HSBC Holdings plc	4.041%	3/13/2028	11,964	11,928
	HSBC Holdings plc	5.597%	5/17/2028	10,640	10,862
	HSBC Holdings plc	4.755%	6/9/2028	4,625	4,665
	HSBC Holdings plc	5.210%	8/11/2028	7,245	7,367
	HSBC Holdings plc	2.013%	9/22/2028	4,891	4,686
	HSBC Holdings plc	5.130%	11/19/2028	8,000	8,141
[5]	HSBC Holdings plc, SOFR + 1.030%	5.250%	3/3/2029	9,440	9,468
[5]	HSBC Holdings plc, SOFR + 1.040%	5.288%	11/19/2028	8,400	8,430
	HSBC USA Inc.	5.294%	3/4/2027	2,500	2,544
	Huntington National Bank	4.871%	4/12/2028	15,593	15,764
[5]	Huntington National Bank, SOFR + 0.720%	5.048%	4/12/2028	25,000	25,014
	ING Groep NV	3.950%	3/29/2027	6,290	6,267
	ING Groep NV	6.083%	9/11/2027	1,500	1,526
	ING Groep NV	4.017%	3/28/2028	8,378	8,355
	ING Groep NV	4.858%	3/25/2029	1,000	1,013
	Intercontinental Exchange Inc.	3.100%	9/15/2027	300	295
	Intercontinental Exchange Inc.	4.000%	9/15/2027	500	500
	Invesco Finance plc	3.750%	1/15/2026	8,047	8,031
	Jefferies Financial Group Inc.	4.750%	8/11/2026	20,380	20,416
	JPMorgan Chase & Co.	2.947%	2/24/2028	2,675	2,633
	JPMorgan Chase & Co.	5.571%	4/22/2028	1,490	1,523
	JPMorgan Chase & Co.	4.323%	4/26/2028	3,990	4,000
	JPMorgan Chase & Co.	4.979%	7/22/2028	1,000	1,015
	JPMorgan Chase & Co.	4.915%	1/24/2029	1,300	1,323
[5]	JPMorgan Chase & Co., SOFR + 0.800%	5.102%	1/24/2029	20,480	20,494
[5]	JPMorgan Chase & Co., SOFR + 0.860%	5.166%	10/22/2028	21,436	21,503
[5]	JPMorgan Chase & Co., SOFR + 0.930%	5.236%	7/22/2028	9,000	9,055
	Lloyds Banking Group plc	3.750%	3/18/2028	750	745
	Lloyds Banking Group plc	3.574%	11/7/2028	1,224	1,208
	Lloyds Banking Group plc	5.871%	3/6/2029	2,000	2,074
[5]	Lloyds Banking Group plc, SOFR + 1.060%	5.298%	11/26/2028	16,257	16,338
	Manufacturers & Traders Trust Co.	4.650%	1/27/2026	1,109	1,110
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	16,377	16,530
[5]	Marsh & McLennan Cos. Inc., SOFR + 0.700%	4.967%	11/8/2027	6,480	6,500
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/2027	6,100	5,969
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/2027	5,100	4,966
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/2028	1,447	1,413
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	850	849
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	2,288	2,323
	Mizuho Financial Group Inc.	1.234%	5/22/2027	10,763	10,556
	Mizuho Financial Group Inc.	1.554%	7/9/2027	7,600	7,443
	Morgan Stanley	6.138%	10/16/2026	4,000	4,002
	Morgan Stanley	5.050%	1/28/2027	1,039	1,041
	Morgan Stanley	1.512%	7/20/2027	3,580	3,503
	Morgan Stanley	6.296%	10/18/2028	2,850	2,969

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	3.772%	1/24/2029	939	931
	Morgan Stanley Bank NA	4.447%	10/15/2027	1,175	1,178
	Morgan Stanley Bank NA	5.504%	5/26/2028	1,970	2,013
	Morgan Stanley Bank NA	5.016%	1/12/2029	1,745	1,777
[5]	Morgan Stanley Bank NA, SOFR + 0.900%	5.228%	1/12/2029	23,000	23,085
[5]	Morgan Stanley Bank NA, SOFR + 0.940%	5.258%	7/14/2028	10,705	10,753
	Morgan Stanley Private Bank NA	4.466%	7/6/2028	15,340	15,428
	National Bank of Canada	4.702%	3/5/2027	21,880	21,908
	National Bank of Canada	5.600%	7/2/2027	9,145	9,236
	National Bank of Canada	4.950%	2/1/2028	19,970	20,194
[3]	Nationwide Building Society	4.850%	7/27/2027	3,085	3,128
	NatWest Group plc	1.642%	6/14/2027	925	908
	NatWest Group plc	3.073%	5/22/2028	6,300	6,189
[3]	NatWest Markets plc	5.416%	5/17/2027	2,850	2,910
	Nomura Holdings Inc.	1.653%	7/14/2026	8,100	7,945
	Nomura Holdings Inc.	2.329%	1/22/2027	6,795	6,626
	Nomura Holdings Inc.	5.594%	7/2/2027	8,940	9,139
	Nomura Holdings Inc.	5.386%	7/6/2027	3,000	3,056
[5]	PayPal Holdings Inc., SOFR + 0.670%	4.867%	3/6/2028	11,500	11,525
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.200%	11/15/2025	3,965	3,949
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.750%	5/24/2026	6,064	6,109
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.700%	6/15/2026	2,678	2,628
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.400%	11/15/2026	756	748
[3]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	1/12/2027	2,360	2,389
	PNC Bank NA	4.429%	7/21/2028	10,885	10,938
	PNC Financial Services Group Inc.	3.150%	5/19/2027	2,721	2,685
	PNC Financial Services Group Inc.	5.102%	7/23/2027	12,301	12,381
	PNC Financial Services Group Inc.	6.615%	10/20/2027	24,500	25,097
	Principal Financial Group Inc.	3.100%	11/15/2026	2,064	2,041
	Progressive Corp.	2.500%	3/15/2027	1,000	980
	Reinsurance Group of America Inc.	3.950%	9/15/2026	500	499
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	3,810	3,764
	Royal Bank of Canada	6.000%	11/1/2027	500	520
	Royal Bank of Canada	4.715%	3/27/2028	8,000	8,077
	Royal Bank of Canada	4.522%	10/18/2028	812	819
	Royal Bank of Canada	4.965%	1/24/2029	2,005	2,039
[5]	Royal Bank of Canada, SOFR + 0.790%	5.093%	7/23/2027	14,470	14,505
[5]	Royal Bank of Canada, SOFR + 0.830%	5.132%	1/24/2029	8,772	8,780
[5]	Royal Bank of Canada, SOFR + 0.860%	5.173%	10/18/2028	20,000	20,053
[3]	Societe Generale SA	5.250%	2/19/2027	7,800	7,888
[3,5]	Standard Chartered plc, SOFR + 1.240%	5.551%	1/21/2029	4,980	5,014
	State Street Corp.	5.751%	11/4/2026	500	500
	State Street Corp.	4.543%	4/24/2028	5,485	5,531
[5]	State Street Corp., SOFR + 0.640%	4.946%	10/22/2027	5,500	5,509
	Suci Second Investment Co.	4.375%	9/10/2027	13,654	13,663
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/2026	1,975	2,003
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/2026	7,285	7,104
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/2027	500	494
[3,5]	Sumitomo Mitsui Trust Bank Ltd.	4.969%	9/11/2028	9,640	9,669
[3,5]	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.980%	5.202%	9/10/2027	13,140	13,270
	Toronto-Dominion Bank	5.532%	7/17/2026	3,464	3,502
	Toronto-Dominion Bank	4.568%	12/17/2026	36,000	36,204
	Toronto-Dominion Bank	4.980%	4/5/2027	607	616
	Toronto-Dominion Bank	4.108%	6/8/2027	4,053	4,060
	Toronto-Dominion Bank	4.693%	9/15/2027	5,634	5,707
	Toronto-Dominion Bank	5.156%	1/10/2028	1,012	1,036
[5]	Toronto-Dominion Bank, SOFR + 0.820%	5.106%	1/31/2028	6,364	6,392
	Trinity Acquisition plc	4.400%	3/15/2026	8,392	8,387
	Truist Bank	4.671%	5/20/2027	13,513	13,543
	Truist Bank	4.420%	7/24/2028	24,187	24,291
	Truist Financial Corp.	4.123%	6/6/2028	5,340	5,342
	UBS AG	5.000%	7/9/2027	3,650	3,710
	UBS AG	4.864%	1/10/2028	11,540	11,640
[3]	UBS Group AG	4.125%	4/15/2026	3,380	3,379
[3]	UBS Group AG	5.711%	1/12/2027	3,478	3,490
[3]	UBS Group AG	1.305%	2/2/2027	8,580	8,491
[3]	UBS Group AG	1.494%	8/10/2027	4,500	4,393
[3]	UBS Group AG	3.869%	1/12/2029	7,200	7,139
[3,5]	UBS Group AG	4.993%	12/23/2029	27,861	27,858
	US Bancorp	5.727%	10/21/2026	26,473	26,490

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	US Bancorp	6.787%	10/26/2027	5,190	5,329
	US Bancorp	4.548%	7/22/2028	5,365	5,404
	US Bank NA	4.507%	10/22/2027	750	753
	US Bank NA	4.730%	5/15/2028	23,682	23,898
[5]	US Bank NA, SOFR + 0.690%	4.996%	10/22/2027	4,000	4,004
	Voya Financial Inc.	3.650%	6/15/2026	2,480	2,471
	Wells Fargo & Co.	3.000%	10/23/2026	5,048	4,996
	Wells Fargo & Co.	4.300%	7/22/2027	3,000	3,011
	Wells Fargo & Co.	4.900%	1/24/2028	24,280	24,503
	Wells Fargo & Co.	3.526%	3/24/2028	8,273	8,200
	Wells Fargo & Co.	5.707%	4/22/2028	10,718	10,971
	Wells Fargo & Co.	3.584%	5/22/2028	12,975	12,855
	Wells Fargo & Co.	4.808%	7/25/2028	750	759
	Wells Fargo & Co.	4.970%	4/23/2029	2,760	2,812
[5]	Wells Fargo & Co.	5.056%	9/15/2029	1,591	1,592
	Willis North America Inc.	4.650%	6/15/2027	9,615	9,687
					1,841,529
Health Care (3.4%)
	AbbVie Inc.	2.950%	11/21/2026	6,447	6,374
	AbbVie Inc.	4.800%	3/15/2027	2,950	2,984
	Amgen Inc.	3.200%	11/2/2027	554	545
	Baxter International Inc.	2.600%	8/15/2026	1,429	1,409
	Baxter International Inc.	1.915%	2/1/2027	8,439	8,183
	Becton Dickinson & Co.	6.700%	12/1/2026	2,307	2,370
	Becton Dickinson & Co.	3.700%	6/6/2027	2,260	2,245
	Cardinal Health Inc.	4.700%	11/15/2026	3,529	3,553
	Cencora Inc.	3.450%	12/15/2027	870	858
	Cencora Inc.	4.625%	12/15/2027	500	506
	Cigna Group	1.250%	3/15/2026	4,439	4,377
	Cigna Group	3.400%	3/1/2027	1,500	1,486
	CVS Health Corp.	5.000%	2/20/2026	3,000	3,008
	CVS Health Corp.	2.875%	6/1/2026	21,294	21,091
	Elevance Health Inc.	4.500%	10/30/2026	7,300	7,330
	Elevance Health Inc.	3.650%	12/1/2027	5,159	5,122
	Elevance Health Inc.	4.000%	9/15/2028	21,385	21,289
	GE HealthCare Technologies Inc.	5.600%	11/15/2025	16,232	16,239
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	17,000	17,525
	HCA Inc.	5.250%	6/15/2026	1,500	1,503
	HCA Inc.	5.375%	9/1/2026	3,250	3,265
	HCA Inc.	4.500%	2/15/2027	17,500	17,534
	HCA Inc.	3.125%	3/15/2027	2,500	2,465
[5]	HCA Inc., SOFR + 0.870%	5.085%	3/1/2028	1,800	1,810
[3]	Highmark Inc.	1.450%	5/10/2026	2,700	2,648
	Laboratory Corp. of America Holdings	1.550%	6/1/2026	1,201	1,180
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/2026	3,748	3,719
	Solventum Corp.	5.450%	2/25/2027	6,664	6,772
	UnitedHealth Group Inc.	3.700%	5/15/2027	1,814	1,807
[5]	UnitedHealth Group Inc., SOFR + 0.500%	4.826%	7/15/2026	7,740	7,749
	Zimmer Biomet Holdings Inc.	4.700%	2/19/2027	20,624	20,786
	Zoetis Inc.	4.150%	8/17/2028	2,010	2,017
					199,749
Industrials (2.9%)
[3]	BAE Systems Holdings Inc.	3.850%	12/15/2025	3,000	2,996
[3]	BAE Systems plc	5.000%	3/26/2027	8,039	8,137
	Boeing Co.	2.750%	2/1/2026	1,310	1,302
	Boeing Co.	2.196%	2/4/2026	1,470	1,459
	Boeing Co.	2.700%	2/1/2027	3,641	3,569
	Boeing Co.	5.040%	5/1/2027	14,765	14,929
	Boeing Co.	6.259%	5/1/2027	1,820	1,872
	Boeing Co.	3.250%	3/1/2028	7,000	6,833
[7]	Brisbane Airport Corp. Pty Ltd.	3.100%	6/30/2026	1,550	1,018
	Caterpillar Financial Services Corp.	2.400%	8/9/2026	682	674
	CNH Industrial Capital LLC	5.450%	10/14/2025	820	820
	CNH Industrial Capital LLC	4.500%	10/8/2027	2,284	2,298
	CSX Corp.	3.250%	6/1/2027	750	741
[3]	Daimler Truck Finance North America LLC	5.150%	1/16/2026	3,848	3,855
[3]	Daimler Truck Finance North America LLC	5.000%	1/15/2027	5,075	5,126
	Delta Air Lines Inc.	7.375%	1/15/2026	16,860	16,936
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/2025	6,643	6,632

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honeywell International Inc.	1.100%	3/1/2027	500	480
	Honeywell International Inc.	4.650%	7/30/2027	7,965	8,060
	Honeywell International Inc.	4.950%	2/15/2028	1,000	1,022
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	4,249	4,182
	Ingersoll Rand Inc.	5.197%	6/15/2027	15,179	15,436
	Johnson Controls International plc	3.900%	2/14/2026	1,940	1,936
[7]	Lonsdale Finance Pty Ltd.	3.900%	10/15/2025	8,360	5,531
[7]	Lonsdale Finance Pty Ltd.	2.450%	11/20/2026	5,810	3,772
	Northrop Grumman Corp.	3.200%	2/1/2027	5,320	5,263
	PACCAR Financial Corp.	4.500%	11/25/2026	500	504
	PACCAR Financial Corp.	5.000%	5/13/2027	989	1,006
	Parker-Hannifin Corp.	3.250%	3/1/2027	500	495
	RTX Corp.	2.650%	11/1/2026	2,030	1,999
	RTX Corp.	3.125%	5/4/2027	18,255	17,993
	Ryder System Inc.	2.900%	12/1/2026	2,000	1,970
	Ryder System Inc.	2.850%	3/1/2027	500	491
	Southwest Airlines Co.	5.125%	6/15/2027	16,628	16,833
[5,7]	WSO Finance Pty Ltd., 3M Australian Bank Bill Rate + 2.000%	5.717%	7/14/2026	780	518
					166,688
Materials (1.8%)
	ArcelorMittal SA	6.550%	11/29/2027	529	552
	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	7,511	7,412
	DuPont de Nemours Inc.	4.493%	11/15/2025	4,048	4,046
	Ecolab Inc.	2.700%	11/1/2026	1,230	1,214
	FMC Corp.	3.200%	10/1/2026	2,941	2,907
	Freeport-McMoRan Inc.	4.125%	3/1/2028	1,541	1,532
[3]	Glencore Funding LLC	4.000%	3/27/2027	10,534	10,494
[3]	Glencore Funding LLC	3.875%	10/27/2027	5,022	4,988
[3,5]	Glencore Funding LLC, SOFR + 0.750%	4.901%	10/1/2026	24,000	24,021
	LYB International Finance II BV	3.500%	3/2/2027	1,000	988
	Nucor Corp.	4.300%	5/23/2027	1,000	1,004
	Nutrien Ltd.	5.950%	11/7/2025	7,018	7,027
	Nutrien Ltd.	4.000%	12/15/2026	2,659	2,654
	Nutrien Ltd.	4.500%	3/12/2027	4,680	4,704
	Nutrien Ltd.	5.200%	6/21/2027	3,335	3,391
	Owens Corning	3.400%	8/15/2026	1,200	1,190
	Owens Corning	5.500%	6/15/2027	750	766
	Rio Tinto Finance USA plc	4.500%	3/14/2028	1,000	1,011
[5]	Rio Tinto Finance USA plc, SOFR + 0.840%	5.016%	3/14/2028	8,970	9,033
	Sherwin-Williams Co.	3.450%	6/1/2027	2,052	2,033
	Sonoco Products Co.	4.450%	9/1/2026	8,914	8,929
	Sonoco Products Co.	2.250%	2/1/2027	2,969	2,892
	Westlake Corp.	3.600%	8/15/2026	4,350	4,322
					107,110
Real Estate (3.7%)
	Alexandria Real Estate Equities Inc.	3.800%	4/15/2026	750	747
	Alexandria Real Estate Equities Inc.	3.950%	1/15/2027	6,951	6,930
	American Homes 4 Rent LP	4.250%	2/15/2028	869	867
	American Tower Corp.	1.600%	4/15/2026	7,022	6,923
	American Tower Corp.	3.375%	10/15/2026	2,324	2,307
	American Tower Corp.	2.750%	1/15/2027	3,212	3,157
	American Tower Corp.	3.125%	1/15/2027	1,191	1,175
	American Tower Corp.	3.650%	3/15/2027	5,500	5,460
	American Tower Corp.	3.550%	7/15/2027	8,719	8,636
	AvalonBay Communities Inc.	3.350%	5/15/2027	1,000	989
	Boston Properties LP	3.650%	2/1/2026	6,036	6,017
	Boston Properties LP	6.750%	12/1/2027	750	787
	Brixmor Operating Partnership LP	4.125%	6/15/2026	8,200	8,184
	Brixmor Operating Partnership LP	2.250%	4/1/2028	2,285	2,177
	Camden Property Trust	5.850%	11/3/2026	1,625	1,655
	COPT Defense Properties LP	2.250%	3/15/2026	2,500	2,474
	Crown Castle Inc.	4.450%	2/15/2026	2,522	2,520
	Crown Castle Inc.	3.700%	6/15/2026	2,760	2,749
	Crown Castle Inc.	2.900%	3/15/2027	1,368	1,342
	Crown Castle Inc.	3.650%	9/1/2027	2,000	1,979
	CubeSmart LP	4.000%	11/15/2025	665	664
	CubeSmart LP	3.125%	9/1/2026	18,180	18,010
	Digital Realty Trust LP	3.700%	8/15/2027	2,051	2,037
	Digital Realty Trust LP	5.550%	1/15/2028	2,680	2,758

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DOC DR LLC	4.300%	3/15/2027	4,282	4,283
	DOC DR LLC	3.950%	1/15/2028	1,096	1,087
	Equinix Inc.	1.800%	7/15/2027	2,750	2,640
	ERP Operating LP	3.250%	8/1/2027	1,000	987
	Essex Portfolio LP	3.375%	4/15/2026	240	239
	Essex Portfolio LP	3.625%	5/1/2027	1,500	1,489
	Essex Portfolio LP	1.700%	3/1/2028	2,000	1,887
	Extra Space Storage LP	3.500%	7/1/2026	3,764	3,746
	Extra Space Storage LP	3.875%	12/15/2027	6,765	6,718
	Healthpeak OP LLC	3.250%	7/15/2026	500	497
	Healthpeak OP LLC	1.350%	2/1/2027	5,909	5,689
	Host Hotels & Resorts LP	4.500%	2/1/2026	2,847	2,844
	Kite Realty Group LP	4.000%	10/1/2026	4,613	4,598
	Mid-America Apartments LP	3.600%	6/1/2027	11,645	11,560
	NNN REIT Inc.	3.600%	12/15/2026	2,897	2,879
	Omega Healthcare Investors Inc.	4.500%	4/1/2027	23,432	23,492
	Omega Healthcare Investors Inc.	4.750%	1/15/2028	4,000	4,034
	Prologis LP	3.250%	6/30/2026	268	266
	Prologis LP	3.250%	10/1/2026	4,750	4,715
	Public Storage Operating Co.	1.500%	11/9/2026	1,000	974
	Public Storage Operating Co.	3.094%	9/15/2027	500	492
	Realty Income Corp.	4.450%	9/15/2026	5,250	5,262
	Realty Income Corp.	4.125%	10/15/2026	1,345	1,346
	Realty Income Corp.	3.950%	8/15/2027	5,770	5,765
	Simon Property Group LP	3.250%	11/30/2026	8,291	8,218
	Simon Property Group LP	3.375%	6/15/2027	635	629
	UDR Inc.	3.500%	7/1/2027	5,000	4,947
	Ventas Realty LP	4.125%	1/15/2026	1,766	1,763
	Ventas Realty LP	3.250%	10/15/2026	1,233	1,220
	Ventas Realty LP	3.850%	4/1/2027	2,800	2,788
	Welltower OP LLC	4.250%	4/15/2028	1,500	1,509
	Weyerhaeuser Co.	4.750%	5/15/2026	3,846	3,854
	Weyerhaeuser Co.	6.950%	10/1/2027	2,005	2,114
	WP Carey Inc.	4.250%	10/1/2026	2,711	2,711
					217,786
Technology (2.7%)
	Broadcom Inc.	5.050%	7/12/2027	9,673	9,840
	Dell Inc.	7.100%	4/15/2028	500	534
	Dell International LLC / EMC Corp.	4.900%	10/1/2026	10,534	10,593
	Hewlett Packard Enterprise Co.	1.750%	4/1/2026	7,581	7,487
	Hewlett Packard Enterprise Co.	4.450%	9/25/2026	19,058	19,136
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	2,877	2,873
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	4,854	4,875
[5]	Hewlett Packard Enterprise Co.	5.136%	9/15/2028	5,500	5,515
	HP Inc.	1.450%	6/17/2026	750	735
	HP Inc.	3.000%	6/17/2027	5,561	5,456
	HP Inc.	4.750%	1/15/2028	500	507
	IBM International Capital Pte Ltd.	4.600%	2/5/2027	860	866
	Intel Corp.	4.875%	2/10/2026	2,250	2,254
	Intel Corp.	2.600%	5/19/2026	1,300	1,287
	Intel Corp.	3.750%	3/25/2027	1,750	1,740
	Intel Corp.	4.875%	2/10/2028	7,345	7,456
	International Business Machines Corp.	3.300%	1/27/2027	500	496
	International Business Machines Corp.	2.200%	2/9/2027	4,561	4,453
	International Business Machines Corp.	1.700%	5/15/2027	5,510	5,316
	International Business Machines Corp.	4.150%	7/27/2027	2,000	2,009
	International Business Machines Corp.	6.220%	8/1/2027	1,000	1,039
	Kyndryl Holdings Inc.	2.050%	10/15/2026	383	374
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/2026	12,811	12,774
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.150%	5/1/2027	1,855	1,826
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.400%	6/1/2027	4,750	4,765
	Oracle Corp.	2.650%	7/15/2026	13,108	12,953
	Oracle Corp.	2.300%	3/25/2028	1,658	1,585
	Oracle Corp.	4.800%	8/3/2028	1,680	1,708
[5]	Oracle Corp., SOFR + 0.760%	5.043%	8/3/2028	4,740	4,763
	Roper Technologies Inc.	3.800%	12/15/2026	1,464	1,459
	Synopsys Inc.	4.550%	4/1/2027	14,549	14,642
	VMware LLC	4.650%	5/15/2027	1,000	1,007

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Workday Inc.	3.500%	4/1/2027	6,666	6,608
					158,931
Utilities (3.1%)
	Ameren Corp.	5.700%	12/1/2026	3,150	3,199
	Ameren Corp.	1.950%	3/15/2027	1,751	1,698
	American Electric Power Co. Inc.	3.200%	11/13/2027	1,709	1,676
	American Water Capital Corp.	2.950%	9/1/2027	3,500	3,434
	Arizona Public Service Co.	2.950%	9/15/2027	1,600	1,569
	Atmos Energy Corp.	3.000%	6/15/2027	4,470	4,409
	CenterPoint Energy Houston Electric LLC	2.400%	9/1/2026	1,000	986
	CenterPoint Energy Inc.	1.450%	6/1/2026	1,000	981
	CMS Energy Corp.	3.000%	5/15/2026	1,000	992
	Commonwealth Edison Co.	2.950%	8/15/2027	1,858	1,825
[5]	Consolidated Edison Co. of New York Inc., SOFR + 0.520%	4.768%	11/18/2027	6,260	6,265
	Dominion Energy Inc.	1.450%	4/15/2026	976	961
	DTE Energy Co.	4.950%	7/1/2027	20,883	21,151
	Duke Energy Corp.	2.650%	9/1/2026	21,183	20,926
	Duke Energy Corp.	3.150%	8/15/2027	652	642
	Entergy Corp.	2.950%	9/1/2026	5,354	5,296
	Eversource Energy	5.450%	3/1/2028	750	770
	FirstEnergy Corp.	1.600%	1/15/2026	5,850	5,798
	FirstEnergy Corp.	3.900%	7/15/2027	20,900	20,781
	Florida Power & Light Co.	3.300%	5/30/2027	1,391	1,376
	ITC Holdings Corp.	3.250%	6/30/2026	6,838	6,785
	ITC Holdings Corp.	3.350%	11/15/2027	4,932	4,846
[3]	Jersey Central Power & Light Co.	4.150%	1/15/2029	2,800	2,796
	National Fuel Gas Co.	5.500%	10/1/2026	1,952	1,973
[7]	Network Finance Co. Pty Ltd.	2.250%	11/11/2026	1,350	874
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/2027	1,000	973
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/2027	2,461	2,441
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	2,478	2,502
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	9,205	9,307
	NiSource Inc.	3.490%	5/15/2027	560	555
[3]	Oncor Electric Delivery Co. LLC	4.500%	3/20/2027	5,810	5,850
	PPL Capital Funding Inc.	3.100%	5/15/2026	7,520	7,462
	Sempra	5.400%	8/1/2026	8,401	8,470
	Sempra	3.250%	6/15/2027	1,240	1,219
	Southern California Edison Co.	4.400%	9/6/2026	2,225	2,228
	Southern Co.	5.150%	10/6/2025	2,035	2,035
[7]	United Energy Distribution Pty Ltd.	2.200%	10/29/2026	2,190	1,422
[7]	Victoria Power Networks Finance Pty Ltd.	1.603%	4/21/2026	3,600	2,351
	Virginia Electric & Power Co.	2.950%	11/15/2026	500	494
	Virginia Electric & Power Co.	3.750%	5/15/2027	750	747
[4]	Virginia Power Fuel Securitization LLC	5.088%	5/1/2029	2,367	2,380
[3]	Vistra Operations Co. LLC	5.050%	12/30/2026	1,540	1,551
[3]	Vistra Operations Co. LLC	3.700%	1/30/2027	790	783
	WEC Energy Group Inc.	4.750%	1/9/2026	293	293
	WEC Energy Group Inc.	5.600%	9/12/2026	414	419
	WEC Energy Group Inc.	1.375%	10/15/2027	547	518
	Wisconsin Power & Light Co.	3.050%	10/15/2027	3,655	3,584
					179,593
Total Corporate Bonds (Cost $3,736,280)					3,757,657
Sovereign Bonds (2.4%)
[3]	Caisse d'Amortissement de la Dette Sociale	4.875%	9/19/2026	13,117	13,229
	Caisse d'Amortissement de la Dette Sociale	4.250%	1/24/2027	8,199	8,230
	CDP Financial Inc.	1.000%	5/26/2026	4,800	4,709
[3]	CDP Financial Inc.	1.000%	5/26/2026	5,500	5,395
	Dominican Republic	5.950%	1/25/2027	1,140	1,160
[4]	Dominican Republic	8.625%	4/20/2027	1,010	1,051
	Kingdom of Morocco	2.375%	12/15/2027	1,855	1,779
	Kingdom of Saudi Arabia	3.250%	10/26/2026	5,240	5,189
	Ontario Teachers' Finance Trust	0.875%	9/21/2026	11,550	11,222
	Province of Alberta	2.050%	8/17/2026	11,553	11,372
	Province of British Columbia	0.900%	7/20/2026	22,878	22,336
	Republic of Chile	2.750%	1/31/2027	4,455	4,375
	Republic of Guatemala	4.500%	5/3/2026	580	578
	Republic of Guatemala	4.375%	6/5/2027	2,218	2,205
	Republic of Paraguay	5.000%	4/15/2026	1,350	1,352

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Poland	3.250%	4/6/2026	13,085	13,026
	Republic of South Africa	4.875%	4/14/2026	2,490	2,491
	Republic of South Africa	4.850%	9/27/2027	7,130	7,175
[9]	State of Israel	5.000%	10/30/2026	8,142	9,791
[9]	State of Israel	1.500%	1/18/2027	1,095	1,258
	Sultanate of Oman	4.750%	6/15/2026	9,278	9,283
	Sultanate of Oman	5.375%	3/8/2027	1,609	1,630
	Sultanate of Oman	6.750%	10/28/2027	2,500	2,614
Total Sovereign Bonds (Cost $140,482)					141,450
				Shares
Temporary Cash Investments (3.2%)
Money Market Fund (0.4%)
[10]	Vanguard Market Liquidity Fund	4.180%		258,730	25,873
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (2.8%)
	United States Treasury Bill	3.626%–3.821%	9/3/2026	166,209	160,779
Total Temporary Cash Investments (Cost $186,484)					186,652
Total Investments (99.4%) (Cost $5,768,995)					5,801,972
Other Assets and Liabilities—Net (0.6%)					34,738
Net Assets (100%)					5,836,710
Cost is in $000.
1	Securities with a value of $1,470 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $3,562 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the aggregate value was $1,565,039, representing 26.8% of net assets.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Face amount denominated in Australian dollars.
8	Guaranteed by the Republic of Azerbaijan.
9	Face amount denominated in euro.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
CLO—Collateralized Loan Obligation.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	December 2025	(690)	(143,795)	132
5-Year U.S. Treasury Note	December 2025	(1,057)	(115,419)	208
Euro-Schatz	December 2025	(32)	(4,019)	4
				344

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
UBS AG	12/17/2025	AUD	53	USD	36	—	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	27,201	AUD	41,188	—	(79)
State Street Bank & Trust Co.	12/17/2025	USD	2,750	AUD	4,124	19	—
Societe Generale SA	12/17/2025	USD	11,997	EUR	10,162	12	—
						31	(79)
AUD—Australian dollar.
EUR—euro.
USD—U.S. dollar.
At September 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $93 in connection with open forward currency contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
9/21/2026	N/A	325,000	3.584[1]	(4.156)[2]	(277)	(235)
9/21/2026	N/A	216,000	3.585[1]	(4.156)[2]	(183)	(135)
9/20/2027	N/A	164,000	4.156[3]	(3.272)[4]	443	392
					(17)	22
1 Interest payment received/paid at maturity.
2 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4 Interest payment received/paid annually.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.

Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
The fund had no open swaption contracts at September 30, 2025.
D.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.	Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
G.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	90,486	—	90,486
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,625,727	—	1,625,727
Corporate Bonds	—	3,757,657	—	3,757,657
Sovereign Bonds	—	141,450	—	141,450
Temporary Cash Investments	25,873	160,779	—	186,652
Total	25,873	5,776,099	—	5,801,972
Derivative Financial Instruments
Assets
Futures Contracts[1]	344	—	—	344
Forward Currency Contracts	—	31	—	31
Swap Contracts[1]	—	392	—	392
Total	344	423	—	767
Liabilities
Forward Currency Contracts	—	(79)	—	(79)
Swap Contracts[1]	—	(370)	—	(370)
Total	—	(449)	—	(449)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.